Financial Risks - Summary of Credit Risk Exposure - Mortgages (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Loans at amortized cost	€ 73,865	€ 77,412
Mortgage loans [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	10,156	10,407
Mortgage loans [member] | Lifetime ECL not credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	33	2
Mortgage loans [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	10,123	10,404
Mortgage loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	10,183	10,419
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 1 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	947	1,484
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 2 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	3,930	4,440
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 3 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	4,485	3,775
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 4 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	785	671
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 5 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	35	48
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	35	2
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | Internal grade 2 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	2	2
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | Internal grade 3 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	24
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | Internal grade 4 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	7
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | Internal grade 5 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	2
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	10,147	10,416
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 1 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	947	1,484
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 2 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	3,929	4,438
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 3 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	4,460	3,775
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 4 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	778	671
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 5 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	33	48
Mortgage loans [member] | Expected credit loss [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	(26)	(12)
Mortgage loans [member] | Expected credit loss [member] | Lifetime ECL not credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	(1)
Mortgage loans [member] | Expected credit loss [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	€ (24)	€ (12)